Note 1 - Segment Information - Reportable Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
IFRS - Net Sales	$ 7,294,055	$ 7,658,588	$ 5,288,504
IFRS - operating income	832,391	871,813	334,588
Financial income (expense), net	19,283	37,300	(23,017)
Income before equity in earnings of non-consolidated companies and income tax	851,674	909,113	311,571
Equity in earnings of non-consolidated companies	82,036	193,994	116,140
Income before income tax	933,710	1,103,107	427,711
Capital expenditures	350,174	349,473	558,236
Depreciation and amortization	539,521	664,357	608,640
Discontinued operations [member]
Statement Line Items [Line Items]
IFRS - Net Sales			11,899
Capital expenditures			145
Depreciation and amortization
Tubes [member]
Statement Line Items [Line Items]
IFRS - Net Sales	6,870,000	7,233,000	4,966,000
Management view - operating income	857,000	702,000	115,000
Difference in cost of sales	(105,000)	112,000	164,000
Differences in depreciation and amortization	(1,000)	(34,000)	(3,000)
Differences in selling, general and administrative expenses	(1,000)	(2,000)	14,000
Differences in other operating income (expenses), net	6,000		2,000
IFRS - operating income	755,000	777,000	292,000
Financial income (expense), net
Income before equity in earnings of non-consolidated companies and income tax
Equity in earnings of non-consolidated companies
Income before income tax
Capital expenditures	338,000	346,000	550,000
Depreciation and amortization	523,000	645,000	594,000
All other segments [member]
Statement Line Items [Line Items]
IFRS - Net Sales	424,000	426,000	323,000
Management view - operating income	73,000	81,000	48,000
Difference in cost of sales	3,000	7,000	1,000
Differences in depreciation and amortization	0
Differences in selling, general and administrative expenses	1,000	6,000	(6,000)
Differences in other operating income (expenses), net
IFRS - operating income	77,000	95,000	43,000
Financial income (expense), net
Income before equity in earnings of non-consolidated companies and income tax
Equity in earnings of non-consolidated companies
Income before income tax
Capital expenditures	12,000	3,000	8,000
Depreciation and amortization	17,000	19,000	15,000
Reportable segments [member]
Statement Line Items [Line Items]
IFRS - Net Sales	7,294,000	7,659,000	5,289,000
Management view - operating income	929,000	783,000	163,000
Difference in cost of sales	(102,000)	119,000	165,000
Differences in depreciation and amortization	(1,000)	(34,000)	(3,000)
Differences in selling, general and administrative expenses	0	4,000	8,000
Differences in other operating income (expenses), net	6,000		2,000
IFRS - operating income	832,000	872,000	335,000
Financial income (expense), net	19,000	37,000	(23,000)
Income before equity in earnings of non-consolidated companies and income tax	852,000	909,000	312,000
Equity in earnings of non-consolidated companies	82,000	194,000	116,000
Income before income tax	934,000	1,103,000	428,000
Capital expenditures	350,000	349,000	558,000
Depreciation and amortization	540,000	664,000	609,000
Reportable segments [member] | Discontinued operations [member]
Statement Line Items [Line Items]
IFRS - Net Sales			12,000
Management view - operating income			3,000
Difference in cost of sales			(1,000)
Differences in depreciation and amortization
Differences in selling, general and administrative expenses
Differences in other operating income (expenses), net
IFRS - operating income			2,000
Financial income (expense), net
Income before equity in earnings of non-consolidated companies and income tax			2,000
Equity in earnings of non-consolidated companies
Income before income tax			2,000
Capital expenditures
Depreciation and amortization